FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
21.	FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 included forward contracts, which were classified within Level 2 of the fair value hierarchy because the Company determined the fair value of the forward contracts using discounted cash flow (“DCF”) method with the observable inputs based on the quoted prices for identical assets in markets that are not active, such as the foreign exchange rate as agreed in the forward contracts. There were no such financial assets and liabilities as of December 31, 2012.

The Company did not have Level 1 or Level 3 investments measured at fair value on a recurring basis as of December 31, 2011 and 2012.

The following table summarizes the Group’s financial assets and liabilities measured at fair value on recurring basis.

	As of December 31, 2011				As of December 31, 2012
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance

Forward contracts	$—	$404	$—	$404	$—	$—	$—	$—

Measured at fair value on a non-recurring basis

The Company measured the fair value of equity method investment in 3Dijoy using income approach-DCF method based on which to recognize the impairment loss in 2012. The equity method investment in 3Dijoy is considered as Level 3 assets because the Company used unobservable inputs, such as weighted average cost of capital (“WACC”) and lack of marketability discount (“LoMD”), to determine the fair value of the equity method investment. The WACC and LoMD used in the fair value measurement were 22% and 40%, respectively. Increase (decrease) in any of WACC and LoMD in isolation can result in lower (higher) fair value measurement.

The Company measured the fair value of the purchased intangible using the “cost,” “income approach-excess earnings” or “with & without” valuation methods. These purchased intangible assets are considered Level 3 assets because the Company used unobservable inputs, such as forecast financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets.

Goodwill and intangible assets are measured at fair value on a nonrecurring basis and they are recorded at fair value only when impairment is recognized.